Adjustments to cash from operating activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash Flow Adjustments [Line Items]
Net change in capitalized financing expenses (excl. yearly amortization)	€ 0	€ (937)	€ (9)
Net change in interests payable	8	28	55
Net foreign exchange gains/(losses) on financing activities	293	(280)	3,105
Net foreign exchange losses on operational activities	(409)	(1,379)	(4,178)
Other finance income	636	2,121	1,650
Interest received	247	345	552
Other finance costs	(2,579)	(2,203)	(5,947)
Total	(1,804)	(2,305)	(4,772)
Change in provisions	109	(22)	486
Change in the value of retirement benefit obligation	371	(976)	59
Changes in share-based payments	4,471	1,239	0
Call option	359	0	0
Put options from business combinations	2,835	2,817	0
Impairment financial assets	2,390	0	0
Impairment tangible and intangible assets	444	1,676	0
Fair value (gain)/loss on derivative financial instruments	586	489	(894)
Loss from participations in associated companies	720	1,056	1,839
Loss on Share base payments and NC-PECS	0	0	1,771
Capital loss tangible and intangible assets	261	696	0
Change in fair value of warrants	(18,928)	10,856	0
Acquisition of PPE under construction	(1,034)	0	0
Other	(669)	649	(322)
Other adjustments for non-cash items	17,585	(18,480)	(2,939)
ZigZag Global Ltd
Cash Flow Adjustments [Line Items]
ZigZag earn-out reversal	€ (9,500)	€ 0	€ 0